Intangible assets, net (Tables)	12 Months Ended
Mar. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule Of Finite Lived Intangible Assets [Table Text Block]
The following table summarizes the carrying amount of intangible assets:

	As of March 31, 2014
	Gross carrying	Accumulated	Impairment	Net carrying
	value	amortization	loss	value
	US$	US$	US$	US$
Customer contracts	12,383	12,383	-	-
Intellectual property	2,605,644	1,254,274	1,351,370	-
Total intangible assets, net	2,618,027	1,266,657	1,351,370	-